Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Activity	Stock options are either “incentive” stock options or “nonqualified” stock options. Incentive stock options have certain tax advantages and must comply with the requirements of Section 422 of the Internal Revenue Code. The table below provides details of the Company’s stock options at June 30, 2022.

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in ‘000s)
Outstanding, December 31, 2021	421,500	$10.46	7.9	$780
Granted	—
Expired/terminated	(5,600)	12.00	8.3
Exercised	(12,000)	10.00	—

Outstanding, June 30, 2022	403,900	$10.86	7.4	$—

Exercisable at period end	195,700	$10.08	7.1	$—

Stock options are either “incentive” stock options or “nonqualified” stock options. Incentive stock options have certain tax advantages and must comply with the requirements of Section 422 of the Internal Revenue Code. The table below provides details of the Company’s stock options at December 31, 2021.

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in ‘000s)
Outstanding, December 31, 2020	—	$—	—	$—
Assumed in business combination	406,000	10.19	7.9
Granted	35,500	12.26	7.9
Expired/terminated	(8,000)	12.00	—
Exercised	(12,000)	10.00	—

Outstanding, December 31, 2021	421,500	$10.46	7.9	$780

Exercisable at period end	145,200	$10.04	7.5	$315

Schedule of Valuation Assumptions of Stock Options
The Company determined the expected life of the stock options using a simplified method approach allowed for plain-vanilla share options. The risk-free interest rate is based on the U.S. treasury yield curve in effect as of the grant date. Expected volatility was determined using the calculated value method of an option pricing model that substitutes the historical volatility of an appropriate industry/sector index for the expected volatility.

	December 31,
	2021	2020
Weighted average fair value of options granted	$1.13	$0.25
Dividend yield	0.00%	0.00%
Expected volatility	4.36%	4.36%
Risk-free interest rate	0.08%	0.62%
Expected life (in years)	7.0	6.0
Assumed forfeiture rate	8.00%	8.00%

Schedule of Additional Information Related to Stock Option	Additional information related to the stock option plan during each year follows:

	December 31,
	2021	2020
Stock-based compensation expense recognized	$25	$—
Number of unvested stock options	276,300	—
Fair value of unvested stock options	$210	$—
Amount remaining to be recognized as expense	$218	$—